UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [  ]: Amendment Number:
                                                ----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Keywise Capital Management Limited
Address:  Walker House
          87 Mary Street, George Town
          Grand Cayman KYI-9005
          Cayman Islands

Form 13F File Number:      028-13756
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Fang Zheng
Title:      Director of Keywise Capital Management Limited
Phone:      +852 2815 7994

Signature, Place and Date of Signing:

      /s/ Fang Zheng                 Beijing, China          February 14, 2013
--------------------------           --------------          -----------------
        [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      1
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Form 13F Information Table Entry Total:                 9
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Form 13F Information Table Value Total:             $243,820
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                                                 (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name

1         028-14858                     Keywise Capital Management (HK) Limited


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                                               KEYWISE CAPITAL MANAGEMENT LIMITED
                                                   FORM 13F INFORMATION TABLE
                                                Quarter Ended December 31, 2012

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                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
-------------------------------------------------------------------------------------------------------------------------
AUTONAVI HLDGS LTD           SPONSORED ADR  05330F106   5,042    444,600  SH       OTHER      1               444,600
COACH INC                    COM            189754104     472      8,500  SH       OTHER      1                 8,500
FOCUS MEDIA HLDG LTD         SPONSORED ADR  34415V109  42,391  1,651,400  SH       OTHER      1             1,651,400
NEW ORIENTAL ED & TECH GRP I SPON ADR       647581107  46,941  2,415,900  SH       OTHER      1             2,415,900
QIHOO 360 TECHNOLOGY CO LTD  ADS            74734M109  50,642  1,705,701  SH       OTHER      1             1,705,701
SPREADTRUM COMMUNICATIONS IN ADR            849415203   2,606    147,900  SH       OTHER      1               147,900
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR  874039100  59,766  3,482,878  SH       OTHER      1             3,482,878
YAHOO INC                    COM            984332106  35,595  1,788,700  SH       OTHER      1             1,788,700
YUM BRANDS INC               COM            988498101     365      5,495  SH       OTHER      1                 5,495
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